Schedule of Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total	$ 96	$ 137	$ 1,359	$ 643
Americas [Member]
Total	91	119	608	401
Rest of World [Member]
Total	$ 5	$ 18
EMEA [Member]
Total			695	242
Asia Pacific [Member]
Total			$ 56